CERTIFICATION OF STRONG OPPORTUNITY FUND II, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:

                           Strong Opportunity Fund II

STRONG OPPORTUNITY FUND II, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act").

2. Reference is made to the Prospectuses and Statement of Additional Information for the Strong Opportunity Fund II - Investor and Advisor Class shares, filed by the Registrant with the Securities and Exchange Commission on April 29, 2003 (with an effective date of May 1, 2003) pursuant to Post-Effective Amendment No. 27 (File Nos. 33-45320; 811-6552) (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Prospectuses and Statement of Additional Information for the Strong Opportunity Fund II that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.


                                  STRONG OPPORTUNITY FUND II, INC.

                                  /s/ Christopher O. Petersen
                                  ----------------------------------------------
                                  By:  Christopher O. Petersen
                                  Title:  Vice President and Assistant Secretary

                                  Dated:  May 5, 2003